Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Trade And Other Payables
Trade payables		₨ 1,116,599	₨ 1,306,204
Accrued expenses		316,187	295,067
Refund and other payables		743,567	836,046
Total		2,176,353	2,437,317
Current	$ 26,480	2,176,353	2,394,712
Non-current			₨ 42,605